      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 2, 2000

                                                      REGISTRATION NO.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-14

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933                        [X]

                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]

                          POST-EFFECTIVE AMENDMENT NO.                       [ ]
                            ------------------------

                       SCHRODER CAPITAL FUNDS (DELAWARE)

               (Exact name of Registrant as Specified in Charter)

                               787 SEVENTH AVENUE
                            NEW YORK, NEW YORK 10019
              (Address of Principal Executive Offices) (Zip Code)
                                 (212) 641-3800
                        (Area Code and Telephone Number)

                            Carin F. Muhlbaum, Esq.
               Schroder Investment Management North America Inc.
                               787 Seventh Avenue
                            New York, New York 10019
                    (Name and Address of Agent for Service)

                                   Copies to:
                            Timothy W. Diggins, Esq.
                                  Ropes & Gray
                            One International Place
                        Boston, Massachusetts 02110-2624
                            ------------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                       AS SOON AS PRACTICABLE AFTER THIS
                   REGISTRATION STATEMENT BECOMES EFFECTIVE.
                            ------------------------

    IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON JULY 2, 2000 PURSUANT TO RULE 488.
                            ------------------------

    THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF ITS SECURITIES UNDER THE SECURITIES ACT OF 1933, PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. IN RELIANCE UPON RULE 24f-2, NO FILING FEE IS BEING PAID AT THIS TIME.

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--------------------------------------------------------------------------------

                             SCHRODER SERIES TRUST
                   SCHRODER LARGE CAPITALIZATION EQUITY FUND

                            ------------------------

                       NOTICE OF MEETING OF SHAREHOLDERS

                               SEPTEMBER __, 2000

                             ---------------------

To the Shareholders:

    This is to notify you that a Meeting of Shareholders of Schroder Large Capitalization Equity Fund, a series of Schroder Series Trust, will be held on September __, 2000 at 10:00 a.m., Eastern Time, at the offices of the Trust, 787 Seventh Avenue, 5th Floor, New York, New York 10019, for the following purposes:

    1. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Schroder Large Capitalization Equity Fund to Schroder U.S. Diversified Growth Fund, a series of Schroder Capital Funds (Delaware), in exchange for shares of Schroder U.S. Diversified Growth Fund and the assumption by Schroder U.S. Diversified Growth Fund of all of the liabilities of Schroder Large Capitalization Equity Fund, and the distribution of such shares to the shareholders of Schroder Large Capitalization Equity Fund in complete liquidation of Schroder Large Capitalization Equity Fund.

    2.  To transact such other business as may properly come before the meeting.

    The Trustees have fixed the close of business on June 30, 2000 as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting.

                                          By order of the Board of Trustees

                                          Alan M. Mandel, Clerk

[July __], 2000

WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY CARD IN THE POSTAGE-PAID ENVELOPE PROVIDED SO THAT YOU WILL BE REPRESENTED AT THE MEETING.

                           PROSPECTUS/PROXY STATEMENT

                                                                 [July   ], 2000

    This Prospectus/Proxy Statement relates to the proposed merger (the "Merger") of Schroder Large Capitalization Equity Fund (the "Large Cap Fund") into Schroder U.S. Diversified Growth Fund (the "Diversified Growth Fund"). The Large Cap Fund is a series of Schroder Series Trust, and the Diversified Growth Fund is a series of Schroder Capital Funds (Delaware). The Large Cap Fund and the Diversified Growth Fund are sometimes referred to in this Prospectus/Proxy Statement as the Funds. The Merger is to be effected through the transfer of all of the assets of the Large Cap Fund to the Diversified Growth Fund in exchange for Investor Shares of the Diversified Growth Fund (the "Merger Shares") and the assumption by the Diversified Growth Fund of all of the liabilities of the Large Cap Fund. This will be followed by the distribution of the Merger Shares to the shareholders of the Large Cap Fund in liquidation of the Large Cap Fund. As a result of the proposed transaction, each shareholder of the Large Cap Fund will receive in exchange for his or her Large Cap Fund shares a number of Diversified Growth Fund shares equal in value at the date of the exchange to the aggregate value of the shareholder's Large Cap Fund shares. This means that you may end up with a different number of shares compared to what you originally held, but the total dollar value of your shares at the time of the Merger will remain the same.

    Because shareholders of the Large Cap Fund are being asked to approve transactions which will result in their receiving shares of the Diversified Growth Fund, this Proxy Statement also serves as a Prospectus for the Merger Shares of the Diversified Growth Fund.

    Schroder Series Trust is an open-end series management investment company organized as a Massachusetts business trust, and Schroder Capital Funds (Delaware) is an open-end series management investment company organized as a Delaware business trust.

    This Prospectus/Proxy Statement explains what you should know before investing in the Diversified Growth Fund. Please read it carefully and keep it for future reference.

    The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this Prospectus/Proxy Statement by reference:

    - each Fund's current Prospectus for Investor Shares, dated March 1, 2000 (each a "Fund Prospectus");

    - each Fund's current Statement of Additional Information, dated March 1, 2000 (each a "Fund SAI");

    - the Statement of Additional Information relating to this Prospectus/Proxy
      Statement dated [July   ], 2000 (the "Merger SAI");

    - the Report of Independent Accountants and financial statements in respect of each Fund included in each Fund's Annual Report to Shareholders for the fiscal year ended October 31, 1999 (each an "Annual Report"); and

    - unaudited financial statements in respect of each Fund included in each Fund's semiannual report to shareholders for the period ended April 30, 2000.

    This Prospectus/Proxy Statement is accompanied by a copy of the Diversified Growth Fund's Investor Shares Prospectus. For free copies of the Prospectuses, Fund SAIs, the Merger SAI, Annual Reports or semiannual reports, please call 800-464-3108 or write to Schroder Mutual Funds at:

                                Schroder Mutual Funds
                                P.O. Box 8507
                                Boston, MA 02266

    The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a crime.

    The Diversified Growth Fund may not achieve its goals, and is not intended as a complete investment program. An investment in the Diversified Growth Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Diversified Growth Fund.

                             OVERVIEW OF THE MERGER

PROPOSED TRANSACTIONS

    The Trustees of Schroder Series Trust and Schroder Capital Funds (Delaware), on behalf of each of the Funds, have approved transactions involving the Merger of the Large Cap Fund into the Diversified Growth Fund. The Merger is proposed to be accomplished pursuant to an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Large Cap Fund to the Diversified Growth Fund in exchange for shares of the Diversified Growth Fund and the assumption by the Diversified Growth Fund of all the liabilities of the Large Cap Fund, followed by the liquidation of the Large Cap Fund.

    As a result of the proposed Merger, the Large Cap Fund will receive a number of Merger Shares of the Diversified Growth Fund equal in value to the value of the net assets of the Large Cap Fund being transferred and attributable to the Investor Shares of the Large Cap Fund. Following the transfer, (i) the Large Cap Fund will distribute to each shareholder a number of full and fractional Merger Shares of the Diversified Growth Fund equal in value to the aggregate value of the shareholder's Large Cap Fund Investor Shares and (ii) the Large Cap Fund will be liquidated.

    The Investor Shares of the Diversified Growth Fund have substantially similar characteristics to the Investor Shares of the Large Cap Fund.

    The Trustees of Schroder Series Trust unanimously recommend that shareholders of the Large Cap Fund approve the Merger. In reaching that conclusion, the Trustees considered that the Merger offers shareholders the opportunity to pursue a similar investment objective in a larger fund, which has the potential over time to offer lower expenses, economies of scale and reduced investment risk through a wider range of portfolio investments. See "Proposal--Background and Reasons for the Proposed Merger."

OPERATING EXPENSES

    The following tables summarize expenses:

    - that each Fund's Investor Shares incurred in its fiscal year ended October 31, 1999

    - that the Diversified Growth Fund would have incurred that year after giving effect on a pro forma combined basis to the proposed Merger, as if the Merger had occurred as of the beginning of such fiscal year.

    The tables are provided to help you understand an investor's share of the operating expenses which each Fund incurs. The examples show the estimated cumulative expenses attributable to a hypothetical $10,000 investment in the Large Cap Fund, the Diversified Growth Fund, and on a pro forma basis, over specified periods. By translating "Net Expenses" into dollar amounts, these examples help you compare the costs of investing in each particular Fund with the costs of investing in other mutual funds.

NOTE: THE LARGE CAP FUND HAS BEEN NOTIFIED THAT, IN AUGUST 2000, THE INVESTMENT IN THE FUND BY THE SCHRODER & CO. AND LEWCO CORP. PENSION PLANS WILL BE REDEEMED. BECAUSE THOSE PLANS OWNED A SUBSTANTIAL PORTION OF THE FUND'S
OUTSTANDING SHARES,    % AND    %, RESPECTIVELY, AS OF THE RECORD DATE, OTHER
EXPENSES, TOTAL FUND OPERATING EXPENSES, AND NET EXPENSES OF THE FUND HAVE BEEN RESTATED IN THE TABLE TO REFLECT THE EXPECTED RESULTING HIGHER FUND EXPENSES FOLLOWING THAT REDEMPTION.

                                                CURRENT
                                                EXPENSES       CURRENT EXPENSES            PRO FORMA
                                             SCHRODER LARGE     SCHRODER U.S.              EXPENSES
                                             CAPITALIZATION   DIVERSIFIED GROWTH   SCHRODER U.S. DIVERSIFIED
                                              EQUITY FUND            FUND                 GROWTH FUND
                                             --------------   ------------------   -------------------------
SHAREHOLDER FEES
  (expenses that are deducted from Fund
  assets)

Maximum Sales Load Imposed on Purchases....        None                None                   None
Maximum Deferred Sales Load................        None                None                   None
Maximum Sales Load Imposed on Reinvested
  Dividends................................        None                None                   None
Redemption Fee.............................        None                None                   None
Exchange Fee...............................        None                None                   None

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fees
  Investor Shares..........................       0.75%               0.75%                  0.75%
                                                 ------               -----                  -----
12b-1 Fees
  Investor Shares..........................       0.00%               0.00%                  0.00%
                                                 ------               -----                  -----
Other Expenses
  Investor Shares..........................       1.06%               1.24%                  0.65%
                                                 ------               -----                  -----
Total Fund Operating Expenses
  Investor Shares..........................       1.81%               1.99%                  1.40%
                                                 ------               -----                  -----
Fee Waiver and/or Expense Limitation(1)
  Investor Shares..........................       0.26%               0.49%                  0.25%
                                                 ------               -----                  -----
NET EXPENSES(1)
  Investor Shares..........................       1.55%               1.50%                  1.15%
                                                 ======               =====                  =====

------------------------

(1) The Net Expenses shown above reflect the effect of contractually imposed expense limitations and/or fee waivers, in effect through October 31, 2000, on the Total Annual Fund Operating Expenses of the Funds.

EXAMPLE OF FUND EXPENSES:

    An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and redemption at the end of each time period:*

                                               CURRENT EXPENSES     CURRENT EXPENSES   PRO FORMA EXPENSES
                                                   SCHRODER             SCHRODER            SCHRODER
                                             LARGE CAPITALIZATION   U.S. DIVERSIFIED    U.S. DIVERSIFIED
                                                 EQUITY FUND          GROWTH FUND         GROWTH FUND
                                             --------------------   ----------------   ------------------
1 year.....................................         $  186               $  204              $  144
3 years....................................         $  574               $  630              $  446
5 years....................................         $  988               $1,082              $  771
10 years...................................         $2,141               $2,334              $1,689

------------------------

* Assuming that both Funds' operating expenses remain the same as the Net Expenses set forth in the first table above, based on the other assumptions described above, your costs would be as follows for one year, three years, five years and ten years, respectively:

  Current Expenses Schroder Large Capitalization Equity Fund--$159, $493, $850 and $1,856.

  Current Expenses Schroder U.S. Diversified Growth Fund--$154, $477, $824 and $1,801.

  Pro Forma Expense Schroder U.S. Diversified Growth Fund--$118, $367, $636 and $1,404.

FEDERAL INCOME TAX CONSEQUENCES

    For federal income tax purposes no gain or loss will be recognized by the Large Cap Fund or its shareholders as a result of the Merger, and the aggregate tax basis of the Merger Shares received by each Large Cap Fund shareholder will be the same as the aggregate tax basis of the shareholder's Large Cap Fund shares. See "Information about the Mergers--Federal Income Tax Consequences."

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

    The investment objectives, policies and restrictions of the Funds, and certain differences between them, are summarized below. For a more detailed description of the investment techniques used by the Funds, please see each Fund's Prospectus. For information concerning the risks associated with investments in the Funds, see "Other Investment Strategies and Risks," below.

    The Large Cap Fund and the Diversified Growth Fund have similar investment objectives. The investment objective of the Diversified Growth Fund is to seek growth of capital. The Diversified Growth Fund normally invests substantially all of its assets in equity securities of companies in the United States. Under normal circumstances the Fund invests at least 65% of its total assets in equity securities of companies with large market capitalization (generally more than $5 billion). The investment objective of Schroder Large Capitalization Equity Fund is to seek long-term growth of capital. Schroder Large Capitalization Equity Fund normally invests at least 65% of its assets in equity securities of companies with large market capitalizations (generally more than $5 billion).

    The Diversified Growth Fund invests in a variety of equity securities including common and preferred stocks and warrants to purchase common and preferred stocks. The Fund may invest in companies that Schroder believes offer the potential for capital growth. For example, the Fund may invest in companies whose earnings are believed to be in a relatively strong growth trend, companies with a proprietary advantage, or companies that are in industry segments that are experiencing rapid growth. The Fund also may invest in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. The Fund may invest in relatively less well-known companies that meet any of these characteristics or other characteristics identified by Schroder.

    The principal risk of investing in the Diversified Growth Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect U.S. equities markets or particular companies in the portfolio.

    Investment decisions for the Diversified Growth Fund are made by Schroder's U.S. equity investment team.

    Total return information for the Large Cap Fund and the Diversified Growth Fund is set forth in the chart below.

                            TOTAL RETURN COMPARISON
                        AS OF 12/31/99--INVESTOR SHARES*

                                                                                                  LIFE OF
                                                                                               LARGE CAP FUND
                                                   1 YEAR        5 YEARS        10 YEARS          2/16/94
                                                  --------       --------       --------       --------------
Schroder Large Capitalization Equity Fund.......   12.45%         23.65%           N/A              18.15%
Schroder U.S. Diversified Growth Fund...........   30.91%         25.08%         17.45%               N/A

------------------------

* Performance is for Investor Shares of both Funds. Periods of more than one year show average annual performance. Fund performance data is calculated after giving effect to all expenses and sales charges. For further information about the Funds' performance, including information about waivers/reimbursements that affected each Fund's performance, see the Fund Prospectuses.

COMPARISON OF DISTRIBUTION POLICIES AND PURCHASE EXCHANGE AND REDEMPTION
  PROCEDURES

    The Funds have identical procedures as to dividends and distributions. The Funds declare and pay dividends annually. Each Fund distributes any net realized capital gains annually. IT IS EXPECTED THAT, SHORTLY PRIOR TO THE EXCHANGE DATE (AS DEFINED IN THE AGREEMENT AND PLAN OF REORGANIZATION) THE LARGE CAP FUND WILL DECLARE AND DISTRIBUTE AS A SPECIAL DIVIDEND ANY INVESTMENT COMPANY TAXABLE INCOME (COMPUTED WITHOUT REGARD TO THE DEDUCTION FOR DIVIDENDS PAID) AND ANY NET REALIZED CAPITAL GAINS THROUGH THE EXCHANGE DATE NOT PREVIOUSLY DISTRIBUTED.

    The Funds have identical procedures for purchasing shares. Each of the Funds offers one class of shares, Investor Shares. Investor Shares of the Funds may be purchased at their net asset value next determined, without any sales charges or loads, through Schroder Fund Advisors Inc ("SFA"), the distributor of the Funds' shares.

    Shares of each Fund generally can be exchanged for Investor Shares of most other funds in the Schroder family of funds. For more details, see each Fund Prospectus and SAI.

    The Funds have identical redemption procedures. Shares of a Fund may be redeemed at the net asset value next determined after receipt of the redemption request, on any day the New York Stock Exchange is open. Shares can be redeemed by contacting the relevant Fund by mail or by telephone.

    See each Fund Prospectus for further information.

                     OTHER INVESTMENT STRATEGIES AND RISKS

    Certain investment strategies utilized by the Diversified Growth Fund, together with a discussion of the related risks, are summarized below. Because the Diversified Growth Fund and the Large Cap Funds share certain policies described more fully above under "Overview of the Merger--Comparison of Investment Objectives, Policies and Restrictions," many of the risks of an investment in the Diversified Growth Fund are substantially similar to the risks of an investment in the Large Cap Fund. A more detailed description of the risks associated with an investment in the Diversified Growth Fund may be found in the Diversified Growth Fund's Prospectus under the captions "Other Investment Strategies and Risks," and in the SAI under the caption "Miscellaneous Investments, Investment Practices and Risks."

    The values of all securities and other instruments held by the Diversified Growth Fund vary from time to time in response to a wide variety of market factors. Consequently, the net asset value per share of the Diversified Growth Fund will vary, and may be less at the time of redemption than it was at the time of investment.

DEBT SECURITIES. The Fund may invest in debt securities, which are subject to the risk of fluctuation of market value in response to changes in interest rates and the risk that the issuer may default on the timely payment of principal and interest. Also, the Fund may invest to a limited extent in junk bonds, which are lower-quality, high-yielding debt securities rated below Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services (or, if they are unrated, determined by Schroder to be of comparable quality). Lower-rated debt securities are predominantly speculative and tend to be more susceptible than other debt securities to adverse changes in the financial condition of the issuer, general economic conditions, or an unanticipated rise in interest rates, which may affect an issuer's ability to pay interest and principal. This would likely make the values of the securities held by the Fund more volatile and could limit the Fund's ability to liquidate its securities. Changes in the ratings of any fixed-income security and in the perceived ability of an issuer to make payments of interest and principal also may affect the value of these investments.

ZERO-COUPON BONDS. The Fund may invest in zero-coupon bonds. Zero coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments and, as a result, may involve greater credit risks than bonds that pay interest currently. The Fund is required to distribute the income on these securities as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus, the Fund may have to sell other investments, including when it may not be advisable to do so, to make income distributions.

DERIVATIVE INSTRUMENTS. To the extent permitted by the Fund's investment policies as set forth in its Prospectus or listed in the Statement of Additional Information, instead of investing directly in the types of portfolio securities described in this Prospectus/Proxy and in the Fund's Prospectus, the Fund may buy or sell a variety of "derivative" instruments to gain exposure to particular securities or markets, in connection with hedging transactions and to increase total return. These may include options, futures and indices, for example. Derivatives involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Also, derivatives often involve the risk that the other party to the transaction will be unable to meet its obligations or that the Fund will be unable to close out the position at any particular time or at an acceptable price.

U.S. GOVERNMENT SECURITIES. U.S. Government securities include a variety of securities that differ in their interest rates, maturities, and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the U.S. Treasury.

PORTFOLIO TURNOVER. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may increase the amount of capital gains (and, in particular, short-term gains) realized by the Fund, on which shareholders may pay tax.

TEMPORARY DEFENSIVE STRATEGIES. At times, Schroder may judge that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders.

At such times, Schroder may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund would invest in high-quality fixed-income securities, cash, or money market instruments to any extent Schroder considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Fund will use these alternate strategies. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objective.

OTHER INVESTMENTS. The Fund may also invest in other types of securities and utilize a variety of investment techniques and strategies that are not described in this Prospectus/Proxy Statement. These securities and techniques may subject the Fund to additional risks. Please see the Fund's SAI for additional information about the securities and investment techniques described in the Fund's Prospectus and about additional techniques and strategies that may be used by the Fund.

                            MEETING OF SHAREHOLDERS

    This Prospectus/Proxy Statement is being furnished in connection with a
Meeting of Shareholders of the Large Cap Fund to be held on September   , 2000
or at such later time made necessary by adjournment (the "Meeting"), and the solicitation of proxies from and on behalf of the shareholders of the Large Cap Fund for use at the Meeting. The Meeting is being held to consider the proposed Merger of the Large Cap Fund with the Diversified Growth Fund by the transfer of all of the Large Cap Fund's assets and liabilities to the Diversified Growth Fund. This Prospectus/Proxy Statement and the enclosed form of proxy are being
mailed to shareholders on or about [July   ], 2000.

    The Trustees of Schroder Series Trust know of no matters other than those set forth herein to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

 THE PROPOSAL: APPROVAL OR DISAPPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

    Shareholders of the Large Cap Fund are being asked to approve or disapprove a Merger between the Large Cap Fund and the Diversified Growth Fund. The Merger is proposed to take place pursuant to an Agreement and Plan of Reorganization between the Large Cap Fund and the Diversified Growth Fund (the "Agreement") substantially in the form attached to this Prospectus/Proxy Statement as APPENDIX A.

    The Agreement provides, among other things, for the transfer of all of the assets of the Large Cap Fund to the Diversified Growth Fund in exchange for
(i) the issuance to the Large Cap Fund of the Merger Shares, the number of which will be calculated based on the value of the net assets attributable to the Investor Shares of the Large Cap Fund acquired by the Diversified Growth Fund and the net asset value per Investor Shares of the Diversified Growth Fund and
(ii) the assumption by the Diversified Growth Fund of all of the liabilities of the Large Cap Fund, as more fully described below under "Information About the Merger."

    After receipt of the Merger Shares, the Large Cap Fund will cause the Merger Shares to be distributed to its shareholders, in complete liquidation of the Large Cap Fund. Each shareholder of the Large Cap Fund will receive a number of full and fractional Investor Shares of the Diversified Growth Fund equal in value at the date of the exchange to the aggregate value of the shareholder's Large Cap Fund Investor Shares.

BOARD OF TRUSTEES' RECOMMENDATION. THE BOARD OF TRUSTEES OF SCHRODER SERIES TRUST HAS VOTED UNANIMOUSLY TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE PROPOSED MERGER AND TO RECOMMEND THAT SHAREHOLDERS OF THE LARGE CAP FUND ALSO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE MERGER FOR SUCH FUND.

REQUIRED SHAREHOLDER VOTE. Approval of the proposed Merger for the Large Cap Fund will require the affirmative vote of two-thirds or more of the Investor Shares of the Large Cap Fund. The holders of thirty percent of the Investor Shares of the Large Cap Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting with respect to the Large Cap Fund.

BACKGROUND AND REASONS FOR THE PROPOSED MERGER

    The Board of Trustees of Schroder Series Trust, including all of its Trustees who are not "interested persons" of Schroder Series Trust (the "Independent Trustees"), has unanimously determined that the Merger would be in the best interests of the Fund, and that the interests of the Fund's shareholders would not be diluted as a result of effecting the Merger. At a meeting held on May 23, 2000, the Board unanimously approved the proposed Merger and recommended its approval by shareholders.

    The principal reasons why the Board of Trustees is recommending the Merger are as follows:

        (i) SUSTAINABLE DECREASES IN OVERALL EXPENSES. The Merger has the potential to result in aggregate operating expenses that would be lower than those expected to be borne by the Large Cap Fund. As noted above, it is likely that the Large Cap Fund will experience substantial redemptions in the coming months, resulting in increased operating expenses. Schroder believes that the Merger has the potential to result in lower expenses for the combined Fund over time, because the single, larger combined Fund is likely to experience greater economies of scale than each of the smaller Funds separately. In addition, the Diversified Growth Fund has experienced better long-term performance than has the Large Cap Fund, and so has greater potential for growth (and so reduced expenses) over time through new subscriptions to the Fund. Of course, there can be no assurance that the Merger will result in savings in operating expenses to shareholders.

        (ii) APPROPRIATE INVESTMENT OBJECTIVES, ETC. The investment objective, policies, and restrictions of the Diversified Growth Fund are compatible with those of the Large Cap Fund, and the Trustees believe that an investment in shares of the Diversified Growth Fund will provide shareholders with an investment opportunity comparable to that currently afforded by the Large Cap Fund.

        (iii) CONTINUED INVESTMENT IN A MUTUAL FUND WITHOUT RECOGNITION OF GAIN OR LOSS FOR FEDERAL INCOME TAX PURPOSES. The proposed reorganization will permit Large Cap Fund shareholders to keep their investment in an open-end mutual fund, without recognition of gain or loss for federal income tax purposes. If the Large Cap Fund were to liquidate and shareholders were to receive the net asset value of their shares in liquidating distributions, gain or loss would be recognized for federal income tax purposes. See "Information About the Merger-Federal Income Tax Consequences" below.

INFORMATION ABOUT THE MERGER

AGREEMENT AND PLAN OF REORGANIZATION. The proposed Agreement and Plan of Reorganization provides that the Diversified Growth Fund will acquire all of the assets of the Large Cap Fund in exchange for the issuance of the Merger Shares and for the assumption by the Diversified Growth Fund of all of the liabilities of the Large Cap Fund, all as of the Exchange Date (as defined in the Agreement). The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement, the form of which is attached as APPENDIX A to this Prospectus/Proxy Statement.

    The Large Cap Fund will sell all of its assets to the Diversified Growth Fund, and, in exchange, the Diversified Growth Fund will assume all of the liabilities of the Large Cap Fund and deliver to the Large Cap Fund a number of full and fractional Merger Shares having an aggregate net asset value equal to the value of the assets of the Large Cap Fund, less the value of the liabilities of the Large Cap Fund assumed by the Diversified Growth Fund.

    Immediately following the Exchange Date, the Large Cap Fund will distribute pro rata to its shareholders of record as of the close of business on the Exchange Date the full and fractional Merger Shares received by the Large Cap Fund. As a result of the proposed transaction, each holder of Investor Shares of the Large Cap Fund will receive a number of Merger Shares equal in aggregate value at the Exchange Date to the value of the Investor Shares of the Large Cap Fund held by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of the Diversified Growth Fund in the names of the Large Cap Fund shareholders, each account representing the respective number of full and fractional Merger Shares due such shareholder. Because the shares of the Diversified Growth Fund will not be represented by certificates, certificates for Merger Shares will not be issued.

    The consummation of the Merger is subject to the conditions set forth in the Agreement, any of which may be waived, except for the condition requiring shareholder approval of the Agreement. The Agreement may be terminated and the Merger abandoned at any time, before or after approval by the shareholders of the Large Cap Fund, prior to the Exchange Date, by mutual consent of the Funds or, if any condition set forth in the Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

    All legal and accounting fees and expenses, printing expenses, other fees and expenses (other than portfolio transfer taxes (if any), brokerage and other similar expenses, all of which will be borne by the relevant Fund) incurred in connection with the consummation of the transactions contemplated by the Agreement will be borne by Schroder and/or its affiliates. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regulated investment company" within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

DESCRIPTION OF THE MERGER SHARES. Full and fractional Merger Shares will be issued to the Large Cap Fund's shareholders in accordance with the procedure under the Agreement as described above. The Merger Shares are Investor Shares of the Diversified Growth Fund, which have characteristics substantially similar to those of the Investor Shares of the Large Cap Fund.

ORGANIZATION. Each of the Merger Shares will be fully paid and nonassessable by the Diversified Growth Fund when issued, will be transferable without restriction, and will have no preemptive or conversion rights. The Trust Instrument of Schroder Capital Funds (Delaware) (the "Declaration of Trust") permits Schroder Capital Funds (Delaware) to divide its shares, without shareholder approval, into two or more series of shares representing separate investment portfolios and to further divide any such series, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. The Diversified Growth Fund currently has one class of shares outstanding, Investor Shares. The rights of shareholders of the Large Cap Fund and the Diversified Growth Fund are comparable.

FEDERAL INCOME TAX CONSEQUENCES. As a condition to the Large Cap Fund's obligation to consummate the Merger, the Large Cap Fund will receive an opinion from Ropes & Gray, counsel to Schroder Series Trust, to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (i) under Section 361 of the Code, no gain or loss will be recognized by the Large Cap Fund upon the transfer of its assets to the Diversified Growth Fund in exchange for the Merger Shares and the assumption by the Diversified Growth Fund of the liabilities of the Large Cap Fund, or upon the distribution of the Merger Shares by the Large Cap Fund to its shareholders in liquidation; (ii) under Section 354 of the code, no gain or loss will be recognized by shareholders of the Large Cap Fund on the distribution of Merger Shares to them in exchange for their shares of the Large Cap Fund; (iii) under Section 358 of the Code, the aggregate tax basis of the Merger Shares that the Large Cap Fund's shareholders receive in connection with the reorganization will be the same as the aggregate tax basis of their Large Cap Fund shares exhanged therefor; (iv) under Section 1223(1) of the Code, a

Large Cap Fund's shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Large Cap Fund shares exchanged for the Merger Shares, provided that the shareholder held the Large Cap Fund shares as a capital asset; (v) under
Section 1032 of the Code, no gain or loss will be recognized by the Diversified Growth Fund upon the receipt of the assets of the Large Cap Fund in exchange for Merger Shares and the assumption by the Diversified Growth Fund of the liabilities of the Large Cap Fund; (vi) under Section 362(b) of the Code, the Diversified Growth Fund's tax basis in the assets that the Diversified Growth Fund receives from the Large Cap Fund will be the same as the Large Cap Fund's basis in such assets immediately prior to the transfer; and (vii) under
Section 1223(2) of the Code, the Diversified Growth Fund's holding period in such assets will include the Large Cap Fund's holding period in such assets. The opinion will be based on certain factual certifications made by officers of Schroder Series Trust, and will also be based on customary assumptions.

    IT IS EXPECTED THAT, SHORTLY PRIOR TO THE EXCHANGE DATE (AS DEFINED IN THE AGREEMENT) THE LARGE CAP FUND WILL DECLARE AND DISTRIBUTE AS A SPECIAL DIVIDEND ANY INVESTMENT COMPANY TAXABLE INCOME (COMPUTED WITHOUT REGARD TO THE DEDUCTION FOR DIVIDENDS PAID) AND ANY NET REALIZED CAPITAL GAINS THROUGH THE EXCHANGE DATE NOT PREVIOUSLY DISTRIBUTED.

CAPITALIZATION. The following tables show the capitalization of the Diversified Growth Fund and the Large Cap Fund as of April 30, 2000 and of the Diversified Growth Fund on a pro forma basis as of that date, giving effect to the proposed acquisition by the Diversified Growth Fund of the assets and liabilities of the Large Cap Fund at net asset value:

                              CAPITALIZATION TABLE
                                 APRIL 30, 2000
                                 (UNAUDITED)(1)

                                                            SCHRODER             SCHRODER
                                                      LARGE CAPITALIZATION   U.S. DIVERSIFIED   PRO FORMA
                                                          EQUITY FUND          GROWTH FUND      COMBINED
                                                      --------------------   ----------------   ---------
Net assets (000's omitted)
  Investor..........................................        $55,292              $15,960         $71,263
  Advisor...........................................             11                  N/A             N/A

Shares outstanding (000's omitted)
  Investor..........................................          4,068                2,179           9,724
  Advisor...........................................              1                  N/A             N/A

Net asset value per share
  Investor..........................................         $13.59                $7.33           $7.33
  Advisor...........................................         $13.55                  N/A             N/A

------------------------

[(1) All Advisor Shares were converted to Investor Shares on June 23, 2000.]

    Pro forma financial statements of the Diversified Growth Fund as of and for the twelve-month period ended April 30, 2000 are included in the Merger SAI. Because the Agreement provides that the Diversified Growth Fund will be the surviving Fund following the Merger, the pro forma financial statements reflect the transfer of the assets and liabilities of the Large Cap Fund to the Diversified Growth Fund as contemplated by the Agreement.

                          INFORMATION ABOUT THE FUNDS

    Schroder Investment Management North America Inc. ("Schroder") (itself and its predecessors) has been in the business of investment management since 1962. Schroder is the investment adviser to each

Fund under investment advisory agreements adopted pursuant to the Investment Company Act of 1940, as amended.

    Under the Delaware Business Trust Act (the "Delaware Act"), a shareholder of a Delaware business trust such as Schroder Capital Funds (Delaware) is entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. No similar statutory authority exists with respect to a Massachusetts business trust such as Schroder Series Trust, although the risk of such liability is generally thought to be minimal. Similarly, the Delaware Act provides that, should a Delaware trust issue multiple series of shares, each series will not be liable for the debts of another series. This same limitation exists with respect to a Massachusetts business trust such as Schroder Series Trust as a result of the provisions contained in its Declaration of Trust.

    Other information regarding the Funds, including information with respect to their investment objectives, policies and restrictions and financial history may be found in the Merger SAI, the Fund Prospectuses, the SAI and the Annual and semiannual reports, which are available upon request by calling 800-464-3108.

    Other information filed by Schroder Series Trust and Schroder Capital Funds (Delaware) with respect to the Funds can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549; 7 World Trade Center, Suite 1300, New York, New York 10048; and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, or at no charge from the EDGAR database on the SEC's website at "www.sec.gov."

                               VOTING INFORMATION

RECORD DATE, QUORUM AND METHOD OF TABULATION. Shareholders of record of the Large Cap Fund at the close of business on June 30, 2000 (the "Record Date") will be entitled to notice of and to vote at the Meeting or any adjournment thereof. The holders of thirty percent of the outstanding shares of the Large Cap Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting with respect to that Fund. Shareholders are entitled to one vote for each share held, with fractional shares voting proportionally.

    Votes cast by proxy or in person at the Meeting will be counted by persons appointed by Schroder Series Trust as tellers for the Meeting. The tellers will count the total number of votes cast "FOR" approval of the Proposal for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. So long as a quorum is present, abstentions and broker non-votes have the effect of negative votes on the Proposal relating to the Merger.

SHARES OUTSTANDING AND BENEFICIAL OWNERSHIP. As of the Record Date, as shown on
the books of the Large Cap Fund, there were issued and outstanding [       ]
shares of beneficial interest of the Large Cap Fund.

    As of the Record Date, the officers and Trustees of Schroder Series Trust as a group beneficially owned less than [ %] of the outstanding shares of the Large Cap Fund. As of the Record Date, to the best of the knowledge of the Funds, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Large Cap Fund and the Diversified Growth Fund:

                              [INSERT 5% OWNERS TABLE]

SOLICITATION OF PROXIES. Solicitation of proxies by personal interview, mail, and telephone, may be made by officers and Trustees of Schroder Series Trust and the employees of Schroder and its affiliates. In addition, the firm of [solicitor] has been retained to assist in the solicitation of proxies. The costs for solicitation of proxies, like the other costs associated with the Merger of the Funds, will be borne by Schroder. See Information About the Merger.

    [solicitor] may call shareholders to ask if they would be willing to have their votes recorded by telephone. The telephone voting procedure is designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been recorded properly. Shareholders voting by telephone would be asked for their social security number or other identifying information, and would be given an opportunity to authorize proxies to vote their shares in accordance with their instructions. To ensure that the shareholders' instructions have been recorded correctly, they will receive a confirmation of their instructions in the mail. A special toll-free number will be available in case the information contained in the confirmation is incorrect. Although a shareholder's vote may be taken by telephone, each shareholder will receive a copy of this Prospectus/Proxy Statement, and may vote by mail using
the enclosed proxy card. Shareholders may contact           at [800-        .]

REVOCATION OF PROXIES. Any shareholder giving a proxy has the power to revoke it by mail (addressed to the Clerk of Schroder Series Trust at 787 Seventh Avenue, 34th Floor, New York, New York 10019 or in person at the Meeting, by executing a superseding proxy, or by submitting a notice of revocation to the Clerk of Schroder Series Trust. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made FOR the proposal (set forth in the Notice of Meeting) to implement the Merger with respect to the Large Cap Fund.

SHAREHOLDER PROPOSALS AT FUTURE MEETINGS OF SHAREHOLDERS. The Declaration of Trust does not provide for annual meetings of shareholders, and Schroder
Series Trust does not currently intend to hold such a meeting for shareholders of the Large Cap Fund in 2000. Shareholder proposals for inclusion in a proxy statement for any subsequent meeting of the Large Cap Fund's shareholders must be received by Schroder Series Trust a reasonable period of time prior to any such meeting. If the Merger is consummated, there will be no further meetings of the shareholders of the Large Cap Fund.

ADJOURNMENT. If sufficient votes in favor of any proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a plurality of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. If the Meeting is adjourned only with respect to one Proposal, any other Proposal may still be acted upon by the shareholders. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Proposal. They will vote against any such adjournment those proxies required to be voted against the Proposal.

[July , 2000]

                                   APPENDIX A
                      AGREEMENT AND PLAN OF REORGANIZATION

    This Agreement and Plan of Reorganization (the "Agreement") is made as of
[        , 2000] in Boston, Massachusetts, by and between Schroder Series Trust, a Massachusetts business trust, on behalf of its Schroder Large Capitalization Equity Fund series (the "Large Cap Fund"), and Schroder Capital Funds (Delaware), a Delaware business trust, on behalf of its Schroder U.S. Diversified Growth Fund series (the "Diversified Growth Fund").

PLAN OF REORGANIZATION

    (a) The Large Cap Fund will sell, assign, convey, transfer and deliver to the Diversified Growth Fund on the Exchange Date (as defined in Section 6) all of its properties and assets. In consideration therefor, the Diversified Growth Fund shall, on the Exchange Date, assume all of the liabilities of the Large Cap Fund existing at the Valuation Time (as defined in Section 3(c)) and deliver to the Large Cap Fund a number of full and fractional Investor Shares of beneficial interest of the Diversified Growth Fund (the "Merger Shares") having an aggregate net asset value equal to the value of the assets of the Large Cap Fund attributable to the Investor Shares of the Large Cap Fund transferred to the Diversified Growth Fund on such date less the value of the liabilities of the Large Cap Fund attributable to the Investor Shares of the Large Cap Fund assumed by the Diversified Growth Fund on that date. It is intended that the reorganization described in this agreement shall be a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

    (b) Upon consummation of the transaction described in paragraph (a) of this Agreement, the Large Cap Fund shall distribute in complete liquidation to its shareholders of record as of the Exchange Date the Merger Shares, each such shareholder being entitled to receive that proportion of such Merger Shares which the number of Investor Shares of beneficial interest of the Large Cap Fund held by such shareholder bears to the number of Investor Shares of the Large Cap Fund outstanding on such date. Certificates representing the Merger Shares will not be issued. All issued and outstanding Investor Shares of the Large Cap Fund will simultaneously be canceled on the books of the Large Cap Fund.

    (c) As promptly as practicable after the liquidation of the Large Cap Fund as aforesaid, the Large Cap Fund shall be dissolved pursuant to the provisions of the Agreement and Declaration of Trust of Schroder Series Trust (the "Declaration of Trust"), and applicable law, and its legal existence terminated. Any reporting responsibility of the Large Cap Fund is and shall remain the responsibility of the Large Cap Fund up to and including the Exchange Date and, if applicable, such later date on which the Large Cap Fund is liquidated.

AGREEMENT

    The Diversified Growth Fund and the Large Cap Fund represent, warrant and agree as follows:

    1. REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE DIVERSIFIED GROWTH FUND. The Diversified Growth Fund represents and warrants to and agrees with the Large Cap Fund that:

        a. The Diversified Growth Fund is a series of Schroder Capital Funds (Delaware), a Delaware business trust duly established and validly existing under the laws of The State of Delaware, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Schroder Capital Funds (Delaware) is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on Schroder Capital Funds (Delaware). Each of Schroder Capital Funds (Delaware) and the Diversified Growth Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out this Agreement.

        b.  [Reserved]

        c. A statement of assets and liabilities, statement of operations, statement of changes in net assets and a schedule of investments (indicating their market values) of the Diversified Growth Fund as of and for the year ended October 31, 1999, and for the six months ending April 30, 2000, have been furnished to the Large Cap Fund. Such statements of assets and liabilities and schedules fairly present the financial position of the Diversified Growth Fund as of such dates and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

        d. The current prospectus and statement of additional information of Schroder Capital Funds (Delaware), each dated March 1, 2000 (collectively, as from time to time amended, the "Diversified Growth Fund Prospectus"), which previously have been furnished to the Large Cap Fund, did not as of such date and does not contain as of the date hereof, with respect to the Diversified Growth Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

        e. There are no material legal, administrative or other proceedings pending or, to the knowledge of Schroder Capital Funds (Delaware) or the Diversified Growth Fund, threatened against Schroder Capital Funds (Delaware) or the Diversified Growth Fund, which assert liability on the part of the Diversified Growth Fund. The Diversified Growth Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

        f. The Diversified Growth Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown belonging to it on its statement of assets and liabilities as of April 30, 2000, those incurred in the ordinary course of its business as an investment company since
    April 30, 2000 and those to be assumed pursuant to this Agreement. Prior to the Exchange Date, the Diversified Growth Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Large Cap Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to April 30, 2000, whether or not incurred in the ordinary course of business.

        g. As of the Exchange Date, the Diversified Growth Fund will have filed all federal and other tax returns and reports which, to the knowledge of the officers of Schroder Capital Funds (Delaware), are required to be filed by the Diversified Growth Fund and will have paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Diversified Growth Fund. All tax liabilities of the Diversified Growth Fund have been adequately provided for on its books, and no tax deficiency or liability of the Diversified Growth Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

        h. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Diversified Growth Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto
    Rico).

        i. The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by Schroder Capital Funds (Delaware) on Form N-14 on behalf of the Diversified Growth Fund and relating to the Merger Shares issuable hereunder and the proxy statement of the Large Cap Fund relating to the meeting of the Large Cap Fund shareholders referred to in Section 7(a) herein (together with the documents incorporated therein by reference, the "Large Cap Fund Proxy Statement"), on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and
    (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time of the shareholders meeting referred to in Section 7(a) and on the Exchange Date, the prospectus which is contained in the Registration Statement, as amended or supplemented by any amendments or supplements filed with the Commission by Schroder Capital Funds (Delaware), and the Large Cap Fund Proxy Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Large Cap Fund Proxy Statement made in reliance upon and in conformity with information furnished in writing by the Large Cap Fund to the Diversified Growth Fund specifically for use in the Registration Statement or the Large Cap Fund Proxy Statement.

        j. There are no material contracts outstanding to which the Diversified Growth Fund is a party, other than as are or will be disclosed in the Diversified Growth Fund Prospectus, the Registration Statement or the Large Cap Fund Proxy Statement.

        k. All of the issued and outstanding shares of beneficial interest of the Diversified Growth Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Diversified Growth Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

        l. The Diversified Growth Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

        m. The issuance of the Merger Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

        n. The Merger Shares to be issued to the Large Cap Fund have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by the Diversified Growth Fund, and no shareholder of the Diversified Growth Fund will have any preemptive right of subscription or purchase in respect thereof.

        o. All issued and outstanding shares of the Diversified Growth Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Diversified Growth Fund. The Diversified Growth Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Diversified Growth Fund shares, nor is there outstanding any security convertible into any Diversified Growth Fund shares.

    2. REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE LARGE CAP FUND. The Large Cap Fund represents and warrants to and agrees with the Diversified Growth Fund that:

        a. The Large Cap Fund is a series of Schroder Series Trust, a Massachusetts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out this Agreement. Schroder
    Series Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on Schroder Series Trust. Each of Schroder Series Trust and the Large Cap Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to carry out this Agreement.

        b.  [Reserved]

        c. A statement of assets and liabilities, statement of operations, statement of changes in net assets and a schedule of investments (indicating their market values) of the Large Cap Fund as of and for the year ended October 31, 1999, and for the six months ending April 30, 2000, have been furnished to the Diversified Growth Fund. Such statements of assets and liabilities and schedules fairly present the financial position of the Large Cap Fund as of such dates, and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby, in conformity with generally accepted accounting principles.

        d. The current prospectus and statement of additional information of Schroder Series Trust, each dated March 1, 2000 (collectively, as from time to time amended, the "Large Cap Fund Prospectus"), which has been previously furnished to the Diversified Growth Fund, did not contain as of such dates and does not contain, with respect to the Large Cap Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

        e. There are no material legal, administrative or other proceedings pending or, to the knowledge of Schroder Series Trust or the Large Cap Fund, threatened against Schroder Series Trust or the Large Cap Fund, which assert liability on the part of the Large Cap Fund. The Large Cap Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

        f. There are no material contracts outstanding to which the Large Cap Fund is a party, other than as are disclosed in Schroder Series Trust's registration statement on Form N-1A or the Large Cap Fund Prospectus.

        g. The Large Cap Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown on the Large Cap Fund's statement of assets and liabilities as of April 30, 2000 referred to above and those incurred in the ordinary course of its business as an investment company since such date. Prior to the Exchange Date, the Large Cap Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Diversified Growth Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to April 30, 2000, whether or not incurred in the ordinary course of business.

        h. As of the Exchange Date, the Large Cap Fund will have filed all federal and other tax returns and reports which, to the knowledge of the officers of Schroder Series Trust, are required to be filed by the Large Cap Fund and will have paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Large Cap Fund. All tax liabilities of the Large Cap Fund have been adequately provided for on its books, and no tax deficiency or liability of the Large Cap Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

        i. At the Exchange Date, Schroder Series Trust, on behalf of the Large Cap Fund, will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Large Cap Fund to be transferred to the Diversified Growth Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Diversified Growth Fund will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Diversified Growth Fund. As used in this Agreement, the term "Investments" shall mean the Large Cap Fund's investments shown on the schedule of its investments as of April 30, 2000 referred to in Section 2(c) hereof, as supplemented with such changes in the portfolio as the Large Cap Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Exchange Date.

        j. No registration under the 1933 Act of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Diversified Growth Fund or the Large Cap Fund, except as previously disclosed to the Diversified Growth Fund by the Large Cap Fund.

        k. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Large Cap Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, the 1940 Act or state insurance, securities or blue sky laws.

        l. The Registration Statement and the Large Cap Fund Proxy Statement, on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time of the shareholders meeting referred to in
    Section 7(a) and on the Exchange Date, the Large Cap Fund Proxy Statement and the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Large Cap Fund Proxy Statement made in reliance upon and in conformity with information furnished in writing by the Diversified Growth Fund to the Large Cap Fund or Schroder Series Trust specifically for use in the Registration Statement or the Large Cap Fund Proxy Statement.

        m. The Large Cap Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under
    Section 851 and 852 of the Code.

        n. At the Exchange Date, the Large Cap Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Large Cap Fund pursuant to this Agreement, the Diversified Growth Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Prospectus, as amended through the Exchange Date. Notwithstanding the foregoing, nothing herein will require the Large Cap Fund to dispose of any assets if, in the reasonable judgment of the Large Cap Fund, such disposition would adversely affect the tax-free nature of the reorganization or would violate the Large Cap Fund's fiduciary duty to its shareholders.

        o. All of the issued and outstanding shares of beneficial interest of the Large Cap Fund shall have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Large Cap Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

        p. All issued and outstanding shares of the Large Cap Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Large Cap Fund. The Large Cap Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Large Cap Fund shares, nor is there outstanding any security convertible into any of the Large Cap Fund shares.

    3.  REORGANIZATION.

        a. Subject to the requisite approval of the shareholders of the Large Cap Fund and to the other terms and conditions contained herein (including the Large Cap Fund's obligation to distribute to its shareholders all of its investment company taxable income and net capital gain as described in Section 8(m)), the Large Cap Fund agrees to sell, assign, convey, transfer and deliver to the Diversified Growth Fund, and the Diversified Growth Fund agrees to acquire from the Large Cap Fund, on the Exchange Date all of the Investments and all of the cash and other properties and assets of the Large Cap Fund, whether accrued or contingent (including cash received by the Large Cap Fund upon the liquidation by the Large Cap Fund of any Investments), in exchange for that number of shares of beneficial interest of the Diversified Growth Fund provided for in Section 4 and the assumption by the Diversified Growth Fund of all of the liabilities of the Large Cap Fund, whether accrued or contingent, existing at the Valuation Time (as defined below) except for the Large Cap Fund's liabilities, if any, arising in connection with this Agreement. Pursuant to this Agreement, the Large Cap Fund will, as soon as practicable after the Exchange Date, distribute all of the Merger Shares received by it to the shareholders of the Large Cap Fund in exchange for their Investor Shares of the Large Cap Fund.

        b. The Large Cap Fund will pay or cause to be paid to the Diversified Growth Fund any interest, cash or such dividends, rights and other payments received by it on or after the Exchange Date with respect to the Investments and other properties and assets of the Large Cap Fund, whether accrued or contingent, received by it on or after the Exchange Date. Any such distribution shall be deemed included in the assets transferred to the Diversified Growth Fund at the Exchange Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone "ex" such distribution prior to the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date shall be included in the determination of the value of the assets of the Large Cap Fund acquired by the Diversified Growth Fund.

    4. VALUATION TIME. The Valuation Time shall be 4:00 p.m. Eastern time on the Exchange Date or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time"). On the Exchange Date, the Diversified Growth Fund will deliver to the Large Cap Fund a number of full and fractional Merger Shares having an aggregate net asset value equal to the value of the assets of the Large Cap Fund attributable to the Investor Shares of the Large Cap Fund transferred to the Diversified Growth Fund on such date less the value of the liabilities of the Large Cap Fund attributable to the Investor Shares of the Large Cap Fund assumed by the Diversified Growth Fund on that date.

        a. The net asset value of the Merger Shares to be delivered to the Large Cap Fund, the value of the assets attributable to the Investor Shares of the Large Cap Fund, and the value of the liabilities attributable to the Investor Shares of the Large Cap Fund to be assumed by the Diversified Growth Fund, shall in each case be determined as of the Valuation Time.

        b. The net asset value of the Merger Shares shall be computed in the manner set forth in the Diversified Growth Fund Prospectus. The value of the assets and liabilities of the Investor Shares of the Large Cap Fund shall be determined by the Diversified Growth Fund, in cooperation with the Large Cap Fund, pursuant to procedures which the Diversified Growth Fund would use in determining the fair market value of the Diversified Growth Fund's assets and liabilities.

        c. No adjustment shall be made in the net asset value of either the Large Cap Fund or the Diversified Growth Fund to take into account differences in realized and unrealized gains and losses.

        d. The Large Cap Fund shall distribute the Merger Shares to the shareholders of the Large Cap Fund by furnishing written instructions to the Diversified Growth Fund's transfer agent, which will as soon as practicable open accounts for each Large Cap Fund shareholder in accordance with such written instructions.

        e. The Diversified Growth Fund shall assume all liabilities of the Large Cap Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the

    Large Cap Fund or otherwise, except for the Large Cap Fund's liabilities, if any, pursuant to this Agreement.

    5.  EXPENSES, FEES, ETC.

        a. The parties hereto understand and agree that the costs of all transactions contemplated by the Agreement are being borne by Schroder Investment Management North America Inc. and/or its affiliates. Notwithstanding any of the foregoing, expenses will be paid in any event by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of such party as a regulated investment company within the meaning of Section 851 of the Code.

        b.  [Reserved]

        c.  [Reserved]

        d. In the event the transactions contemplated by this Agreement are not consummated for any reason, Schroder Investment Management North America Inc. and/or its affiliates shall bear all expenses incurred in connection with such transactions.

        e. Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

    6. EXCHANGE DATE. Delivery of the assets of the Large Cap Fund to be transferred, assumption of the liabilities of the Large Cap Fund to be assumed, and the delivery of the Merger Shares to be issued shall be made at
    Boston, Massachusetts, as of August   , 2000, or at such other date agreed
    to by the Diversified Growth Fund and the Large Cap Fund, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

    7.  MEETINGS OF SHAREHOLDERS; DISSOLUTION.

        a. Schroder Series Trust, on behalf of the Large Cap Fund, agrees to call a meeting of the Large Cap Fund's shareholders to be held as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of its assets to and the assumption of all of its liabilities by the Diversified Growth Fund as herein provided and adopting this Agreement.

        b. The Large Cap Fund agrees that the liquidation and dissolution of the Large Cap Fund will be effected in the manner provided in the Declaration of Trust in accordance with applicable law and that on and after the Exchange Date, the Large Cap Fund shall not conduct any business except in connection with its liquidation and dissolution.

        c. The Diversified Growth Fund, in consultation with the Large Cap Fund and based in part on information furnished by the Large Cap Fund, has filed the Registration Statement with the Commission. Each of the Large Cap Fund and the Diversified Growth Fund will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder to be set forth in the Registration Statement.

    8. CONDITIONS TO THE DIVERSIFIED GROWTH FUND'S OBLIGATIONS. The obligations of the Diversified Growth Fund hereunder shall be subject to the following conditions:

        a. That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Large Cap Fund entitled to vote.

        b. That the Large Cap Fund shall have furnished to the Diversified Growth Fund a statement of the Large Cap Fund's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on the Large Cap Fund's behalf by Schroder
    Series Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, that there has been no material adverse change in the financial position of the Large Cap Fund since October 31, 1999, other than changes in the Investments and other assets and properties since that date or changes in the market value of the Investments and other assets of the Large Cap Fund, or changes due to dividends paid or losses from operations.

        c. That the Large Cap Fund shall have furnished to the Diversified Growth Fund a statement, dated the Exchange Date, signed by Schroder
    Series Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Large Cap Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates and the Large Cap Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates.

        d.  [Reserved]

        e. That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

        f. That the Diversified Growth Fund shall have received an opinion of Ropes & Gray, counsel to the Large Cap Fund, in form satisfactory to counsel to the Diversified Growth Fund, and dated the Exchange Date, to the effect that (i) Schroder Series Trust is a Massachusetts business trust duly formed and is validly existing under the laws of The Commonwealth of Massachusetts and has the power to own all its properties and to carry on its business as presently conducted; (ii) this Agreement has been duly authorized, executed and delivered by Schroder Series Trust on behalf of the Large Cap Fund and, assuming that the Registration Statement, the Large Cap Fund Prospectus and the Large Cap Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Schroder Series Trust on behalf of the Large Cap Fund, is a valid and binding obligation of Schroder Series Trust on behalf of the Large Cap Fund; (iii) Schroder Series Trust, on behalf of the Large Cap Fund, has power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, the Large Cap Fund will have duly sold, assigned, conveyed, transferred and delivered such assets to the Diversified Growth Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Declaration of Trust or By-Laws or any provision of any agreement known to such counsel to which Schroder Series Trust or the Large Cap Fund is a party or by which it is bound; and
    (v) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Schroder Series Trust on behalf of the Large Cap Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws.

        g.  [Reserved]

        h. That the Diversified Growth Fund shall have received an opinion of Ropes & Gray (which opinion would be based upon certain factual representations and subject to certain qualifications), dated the Exchange Date, in form satisfactory to the Diversified Growth Fund and its counsel, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and the court decisions, for federal income tax purposes (i) no gain or loss will be recognized by the Diversified Growth Fund upon receipt of the Investments transferred to the Diversified Growth Fund pursuant to this Agreement in exchange for the Merger Shares;
    (ii) the aggregate basis to the Diversified Growth Fund of the Investments will be the same as the aggregate basis of the Investments in the hands of the Large Cap Fund immediately prior to such exchange; and (iii) the Diversified

    Growth Fund's holding periods with respect to the Investments will include the respective periods for which the Investments were held by the Diversified Growth Fund.

        i. That the assets of the Large Cap Fund to be acquired by the Diversified Growth Fund will include no assets which the Diversified Growth Fund, by reason of charter limitations or of investment restrictions disclosed in the Registration Statement in effect on the Exchange Date, may not properly acquire.

        j. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Schroder Capital Funds (Delaware) or the Diversified Growth Fund, threatened by the Commission.

        k. That Schroder Capital Funds (Delaware) shall have received from the Commission, any relevant state securities administrator and any relevant state insurance regulatory authority such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws or state insurance laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

        l. That all actions taken by Schroder Series Trust on behalf of the Large Cap Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Diversified Growth Fund and its counsel.

        m. That, prior to the Exchange Date, the Large Cap Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Large Cap Fund (i) all of the excess of (x) the Large Cap Fund's investment income excludable from gross income under Section 103(a) of the Code over
    (y) the Large Cap Fund's deductions disallowed under Sections 265 and 171(a)(2) of the Code, (ii) all of the Large Cap Fund's investment company taxable income (as defined in Section 852 of the Code) for its taxable years ending on or after October 31, 1999, and on or prior to the Exchange Date (computed in each case without regard to any deduction for dividends paid), and (iii) all of the Large Cap Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for the taxable year ending on October 31, 1999 and all subsequent taxable periods ending on or prior to the Exchange Date.

        n. That the Large Cap Fund shall have furnished to the Diversified Growth Fund a certificate, signed by the President (or any Vice President) and the Treasurer (or any Assistant Treasurer) of Schroder Series Trust, as to the tax cost to the Large Cap Fund of the securities delivered to the Diversified Growth Fund pursuant to this Agreement, together with any such other evidence as to such tax cost as the Diversified Growth Fund may reasonably request.

        o. That the Large Cap Fund's custodian shall have delivered to the Diversified Growth Fund a certificate identifying all of the assets of the Large Cap Fund held or maintained by such custodian as of the Valuation Time.

        p. That the Large Cap Fund's transfer agent shall have provided to the Diversified Growth Fund (i) the originals or true copies of all of the records of the Large Cap Fund in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of the Large Cap Fund outstanding as of the Valuation Time, and (iii) the name and address of each holder of record of any shares and the number of shares held of record by each such shareholder.

        q.  [Reserved]

        r.  [Reserved]

        s. That the merger of the Large Cap Fund into the Diversified Growth Fund shall be approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Large Cap Fund.

    9. CONDITIONS TO THE LARGE CAP FUND'S OBLIGATIONS. The obligations of the Large Cap Fund hereunder shall be subject to the following conditions:

        a. That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Large Cap Fund entitled to vote.

        b. That Schroder Capital Funds (Delaware), on behalf of the Diversified Growth Fund, shall have executed and delivered to the Large Cap Fund an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Diversified Growth Fund will assume all of the liabilities of the Large Cap Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement, other than liabilities arising pursuant to this Agreement.

        c. That the Diversified Growth Fund shall have furnished to the Large Cap Fund a statement, dated the Exchange Date, signed by Schroder Capital Fund's (Delaware) President (or any Vice President) and Treasurer (or any Assistant Treasurer) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Diversified Growth Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, and that the Diversified Growth Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

        d. That there shall not be any material litigation pending or threatened with respect to the matters contemplated by this Agreement.

        e. That the Large Cap Fund shall have received an opinion of counsel to the Diversified Growth Fund, in form satisfactory to counsel to the Large Cap Fund, and dated the Exchange Date, to the effect that (i) Schroder Capital Funds (Delaware) is a Delaware business trust duly formed and is validly existing under the laws of the State of Delaware and has the power to own all its properties and to carry on its business as presently conducted; (ii) the Merger Shares to be delivered to the Large Cap Fund as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and non-assessable by Schroder Capital Funds (Delaware) and the Diversified Growth Fund and no shareholder of the Diversified Growth Fund has any preemptive right to subscription or purchase in respect thereof; (iii) this Agreement has been duly authorized, executed and delivered by Schroder Capital Funds (Delaware) on behalf of the Diversified Growth Fund and, assuming that the Diversified Growth Fund Prospectus, the Registration Statement and the Large Cap Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Schroder Series Trust on behalf of the Large Cap Fund, is a valid and binding obligation of Schroder Capital Funds (Delaware) and the Diversified Growth Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Declaration of Trust or By-Laws, or any provision of any agreement known to such counsel to which Schroder Capital Funds (Delaware) or the Diversified Growth Fund is a party or by which it is bound; (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Schroder Capital Funds (Delaware) on behalf of the Diversified Growth Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws; and (vi) the Registration Statement has become effective under the 1933 Act, and to best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

        f. That the Large Cap Fund shall have received an opinion of Ropes & Gray, dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), in form satisfactory to the Large Cap Fund and its counsel, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes: (i) no gain or loss will be recognized by the Large Cap Fund as a result of the reorganization; (ii) no gain or loss will be recognized by shareholders of the Large Cap Fund on the distribution of Merger Shares to them in exchange for their shares of the Large Cap Fund; (iii) the aggregate tax basis of the Merger Shares that the Large Cap Fund's shareholders receive in exchange for their Large Cap Fund shares will be the same as the aggregate tax basis of the Large Cap Fund shares; and (iv) a shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Large Cap Fund shares exchanged for the Merger Shares, provided that the shareholder held the Large Cap Fund shares as a capital asset.

        g. That all actions taken by Schroder Capital Funds (Delaware) on behalf of the Diversified Growth Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Large Cap Fund and its counsel.

        h. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Schroder Capital Funds (Delaware) or the Diversified Growth Fund, threatened by the Commission.

        i. That Schroder Capital Funds (Delaware) shall have received from the Commission, any relevant state securities administrator and any relevant state insurance regulatory authority such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws or state insurance laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

    10.  [Reserved]

    11. WAIVER OF CONDITIONS. Each of the Large Cap Fund and the Diversified Growth Fund, after consultation with counsel and by consent of the trustees of Schroder Series Trust and Schroder Capital Funds (Delaware), as the case may be, on its behalf or an officer authorized by such trustees, may waive any condition to their respective obligations hereunder, except for the conditions set forth in Sections 8(a), 8(h), 9(a) and 9(f).

    12. NO BROKER, ETC. Each of the Large Cap Fund and the Diversified Growth Fund represents that there is no person who has dealt with it or Schroder Series Trust and Schroder Capital Funds (Delaware), as the case may be, who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

    13. TERMINATION. The Large Cap Fund and the Diversified Growth Fund may, by consent of the trustees of Schroder Series Trust and Schroder Capital Funds (Delaware), respectively, on behalf of each Fund, terminate this Agreement. If the transactions contemplated by this Agreement have not been substantially completed by December 31, 2000, this Agreement shall automatically terminate on that date unless a later date is agreed to by the Large Cap Fund and the Diversified Growth Fund.

    14.  [Reserved]

    15. COVENANTS, ETC. DEEMED MATERIAL. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding an investigation made by them or on their behalf.

    16. SOLE AGREEMENT; AMENDMENTS. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

    17. DECLARATION OF TRUST. A copy of the Declaration of Trust of Schroder Series Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the trustees of Schroder Series Trust on behalf of the Large Cap Fund as trustees and not individually and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of Schroder Series Trust individually but are binding only upon the assets and property of the Large Cap Fund.

    18. TRUST INSTRUMENT. A copy of the Trust Instrument of Schroder Capital Funds (Delaware) is on file with the Secretary of State of the State of Delaware, and notice is hereby given that this instrument is executed on behalf of the trustees of Schroder Capital Funds (Delaware) on behalf of the Diversified Growth Fund as trustees and not individually and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of Schroder Capital Funds (Delaware) individually but are binding only upon the assets and property of the Diversified Growth Fund.

                                                       SCHRODER SERIES TRUST,
                                                       on behalf of its Schroder Large Capitalization
                                                       Equity Fund series

                                                       By:
                                                            -------------------------------

                                                       SCHRODER CAPITAL FUNDS (DELAWARE),
                                                       on behalf of its Schroder U.S. Diversified
                                                       Growth Fund series

                                                       By:
                                                            -------------------------------

                                  FORM OF PROXY

                    SCHRODER LARGE CAPITALIZATION EQUITY FUND
                        a Series of Schroder Series Trust
                    PROXY SOLICITED BY THE BOARD OF TRUSTEES
               FOR A MEETING OF SHAREHOLDERS -- SEPTEMBER __, 2000

     The undersigned hereby appoints Alexandra Poe, Carin F. Muhlbaum and
Alan M. Mandel, and each of them separately, proxies with power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Meeting (the "Meeting") of Shareholders of the Fund indicated above to be held at the offices of Schroder Series Trust, 787 Seventh Avenue,
New York, New York 10019 on [    , 2000] at [10:00 a.m.] (Eastern Time) and at
any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.

In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting. The Trustees recommend a vote FOR the proposals.

         TO VOTE BY MAIL, PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE
                  AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

         TO VOTE BY FAX, PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE
                  AND FAX THE PROXY CARD TO _______________________.

                                   NOTE:  PLEASE SIGN EXACTLY AS YOUR
                                   NAME APPEARS ON THIS PROXY CARD.  All
                                   joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, name and indicate the signer's office. If a partner, sign in the partnership name.

                                   __________________________________________
                                   Signature


                                   __________________________________________
                                   Signature (if held jointly)


                                   __________________________________________
                                   Date

                                         FOR             AGAINST         ABSTAIN

                                         [ ]             [ ]             [ ]

I. Proposal to approve the Agreement and Plan of Reorganization providing for the Merger of the Schroder Large Capitalization Equity Fund with Schroder U.S. Diversified Growth Fund, as described in the Prospectus/Proxy Statement and the Agreement and Plan of Reorganization.



PLEASE SIGN ON THE REVERSE SIDE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

                                   FORM N-14

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                                 July   , 2000

    This Statement of Additional Information (the "SAI") relates to the proposed merger (the "Merger") of Schroder Large Capitalization Equity Fund, a series of Schroder Series Trust, a Massachusetts business trust (the "Large Cap Fund"), into Schroder U.S. Diversified Growth Fund, a series of Schroder Capital Funds (Delaware), a Delaware business trust (the "Diversified Growth Fund").

    This SAI contains information which may be of interest to shareholders but
which is not included in the Prospectus/Proxy Statement dated July   , 2000 (the
"Prospectus/Proxy Statement") of the Diversified Growth Fund which relates to the Merger. As described in the Prospectus/Proxy Statement, the Merger would involve the transfer of all the assets of the Large Cap Fund in exchange for shares of the Diversified Growth Fund and the assumption of all the liabilities of the Large Cap Fund by the Diversified Growth Fund. The Large Cap Fund would distribute the Diversified Growth Fund shares it receives to its shareholders in complete liquidation of the Large Cap Fund.

    This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to Schroder Mutual Funds, P.O. Box 8507, Boston, Massachusetts 02266 or by calling 800-464-3108.

                               TABLE OF CONTENTS

                        Additional Information about the Diversified Growth and the Large Cap
   I.                     Funds....................................................................
   II.                  Financial Statements.......................................................

                                   FORM N-14

                                     PART B

     I. Additional Information about the Diversified Growth and the Large Cap Funds.

    Additional information about the Diversified Growth Fund is incorporated by reference to Post-Effective Amendment No. 76 to the Schroder Capital Funds (Delaware) Registration Statement on Form N-1A (filed on February 29, 2000) (Registration Nos. 2-34215 and 811-1911). Additional information about the Large Cap Fund is incorporated by reference to Post-Effective Amendment No. 12 to the Schroder Series Trust Registration Statement on Form N-1A (filed on February 29,
2000) (Registration Nos. 33-65632 and 811-7840).

    II. Financial Statements.

    This Statement of Additional Information is accompanied by the Annual Reports for the year ended October 31, 1999 of the Diversified Growth Fund and Large Cap Fund (the "Annual Reports"), which contain historical financial information regarding such Funds. The Annual Reports have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

    Pro forma financial statements of the Diversified Growth Fund are provided on the following pages.

                   SCHRODER LARGE CAPITALIZATION EQUITY FUND
                     SCHRODER U.S. DIVERSIFIED GROWTH FUND

                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS

                                 APRIL 30, 2000

                                  (UNAUDITED)

                     SHARES                                                                               VALUE
------------------------------------------------                                        ------------------------------------------
        LARGE              U.S.                                                             LARGE           U.S.
   CAPITALIZATION       DIVERSIFIED   PRO FORMA                                         CAPITALIZATION   DIVERSIFIED    PRO FORMA
       EQUITY             GROWTH      COMBINING                                             EQUITY         GROWTH       COMBINING
---------------------   -----------   ----------   -----------------------------------  --------------   -----------   -----------
                                                   COMMON STOCKS--97.7%
                                                   BASIC INDUSTRY--2.0%
         10,900                 --        10,900   Alcoa                                 $   707,138     $        --   $   707,138
         20,200                 --        20,200   International Paper                       742,350              --       742,350
                                                                                        --------------   -----------   -----------
                                                                                             1,449,488            --     1,449,488
                                                                                        --------------   -----------   -----------
                                                   BASIC MATERIALS--1.2%
             --              3,900         3,900   Avery Dennison                                 --         255,938       255,938
             --              4,200         4,200   Sealed Air                                     --         233,625       233,625
             --              3,400         3,400   Weyerhaeuser                                   --         181,688       181,688
             --              5,300         5,300   Willamette Industries                          --         202,394       202,394
                                                                                        --------------   -----------   -----------
                                                                                                    --       873,645       873,645
                                                                                        --------------   -----------   -----------
                                                   CAPITAL GOODS--7.6%
             --              9,900         9,900   American Power Conversion                      --         349,594       349,594
             --              4,700         4,700   Danaher                                        --         268,488       268,488
             --              5,400         5,400   Dover                                          --         274,388       274,388
         20,500                 --        20,500   Emerson Electric                        1,124,938              --     1,124,938
         13,100                 --        13,100   General Electric                        2,059,975              --     2,059,975
         22,500                 --        22,500   Honeywell International                 1,260,000              --     1,260,000
             --              1,194         1,194   Illinois Tool Works                            --          76,491        76,491
                                                                                        --------------   -----------   -----------
                                                                                           4,444,913         968,961     5,413,874
                                                                                        --------------   -----------   -----------
                                                   COMPUTER HARDWARE--15.7%
         28,000                 --        28,000   Cisco Systems                           1,941,188              --     1,941,188
         10,900                 --        10,900   E M C                                   1,514,419              --     1,514,419
         20,600                 --        20,600   Intel                                   2,612,338              --     2,612,338
         23,700                 --        23,700   Sun Microsystems                        2,178,919              --     2,178,919
         16,300                 --        16,300   Tellabs                                   893,444              --       893,444
         12,600                 --        12,600   Texas Instruments                       2,052,225              --     2,052,225
                                                                                        --------------   -----------   -----------
                                                                                            11,192,533            --    11,192,533
                                                                                        --------------   -----------   -----------
                                                   COMPUTER SERVICES--10.5%
         16,200                 --        16,200   Electronic Data Systems                 1,113,750              --     1,113,750
          6,800                 --         6,800   Citrix Systems                            415,225              --       415,225
             --              3,700         3,700   DST Systems                                    --         274,494       274,494
         26,600                 --        26,600   Microsoft                               1,855,350              --     1,855,350
             --              3,800         3,800   Network Solutions                              --         562,400       562,400
             --             11,600        11,600   Onvell                                         --         227,650       227,650
         31,600                 --        31,600   Oracle                                  2,526,025              --     2,526,025
             --              3,600         3,600   Verisign                                       --         501,750       501,750
                                                                                        --------------   -----------   -----------
                                                                                             5,910,350     1,566,294     7,476,644
                                                                                        --------------   -----------   -----------

The accompanying notes are an integral part of the pro forma combining financial statements.

                   SCHRODER LARGE CAPITALIZATION EQUITY FUND
                     SCHRODER U.S. DIVERSIFIED GROWTH FUND

                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS

                                 APRIL 30, 2000

                                  (UNAUDITED)

                     SHARES                                                                               VALUE
------------------------------------------------                                        ------------------------------------------
        LARGE              U.S.                                                             LARGE           U.S.
   CAPITALIZATION       DIVERSIFIED   PRO FORMA                                         CAPITALIZATION   DIVERSIFIED    PRO FORMA
       EQUITY             GROWTH      COMBINING                                             EQUITY         GROWTH       COMBINING
---------------------   -----------   ----------   -----------------------------------  --------------   -----------   -----------
                                                   CONSUMER CYLICAL--9.6%
             --              5,400         5,400   Circuit City Stores                   $        --     $   317,588   $   317,588
         24,100                 --        24,100   Costco Wholesale                        1,302,906              --     1,302,906
             --              9,200         9,200   Dollar General                                 --         210,450       210,450
             --              3,800         3,800   Dow Jones & Company                            --         246,525       246,525
             --             11,500        11,500   Family Dollar Stores                           --         219,219       219,219
             --              7,800         7,800   Harley Davidson                                --         310,538       310,538
             --              8,100         8,100   Harrahs Entertainment                          --         166,556       166,556
             --              5,300         5,300   Hertz                                          --         165,294       165,294
             --              6,750         6,750   Infinity Broadcasting                          --         229,078       229,078
             --              7,000         7,000   Jones Apparel Group                            --         207,813       207,813
             --              3,700         3,700   Knight Ridder                                  --         181,531       181,531
         19,800                 --        19,800   Lowes                                     980,100              --       980,100
             --              5,600         5,600   New York Times                                 --         230,650       230,650
             --             16,200        16,200   Park Place Entertainment                       --         207,563       207,563
             --              4,000         4,000   Tiffany & Company                              --         290,750       290,750
         19,400                 --        19,400   Wal Mart Stores                         1,074,275              --     1,074,275
             --              3,400         3,400   Whirlpool                                      --         221,425       221,425
             --              4,900         4,900   Young & Rubicam                                --         272,869       272,869
                                                                                        --------------   -----------   -----------
                                                                                             3,357,281     3,477,849     6,835,130
                                                                                        --------------   -----------   -----------
                                                   CONSUMER STAPLES--6.7%
         17,700                 --        17,700   Anheuser Busch                          1,248,956              --     1,248,956
         18,900                 --        18,900   Colgate Polmolive                       1,079,663              --     1,079,663
         14,200                 --        14,200   Disney, Walt                              615,038              --       615,038
             --             10,400        10,400   Hormel Foods                                   --         158,600       158,600
         18,300                 --        18,300   Time Warner                             1,645,856              --     1,645,856
                                                                                        --------------   -----------   -----------
                                                                                             4,589,513       158,600     4,748,113
                                                                                        --------------   -----------   -----------
                                                   ENERGY--7.6%
         11,800                 --        11,800   Chevron                                 1,004,475              --     1,004,475
         52,600                 --        52,600   Conoco                                  1,252,538              --     1,252,538
             --              6,900         6,900   Dynegy                                         --         451,519       451,519
             --             11,100        11,100   EOG Resources                                  --         276,113       276,113
         21,600                 --        21,600   Exxon Mobil                             1,678,050              --     1,678,050
             --             10,300        10,300   Imperial Oil                                   --         242,050       242,050
             --              4,200         4,200   Kerr McGee                                     --         217,350       217,350
             --              3,900         3,900   Vastar Resources                               --         314,438       314,438
                                                                                        --------------   -----------   -----------
                                                                                             3,935,063     1,501,470     5,436,533
                                                                                        --------------   -----------   -----------

The accompanying notes are an integral part of the pro forma combining financial statements.

                   SCHRODER LARGE CAPITALIZATION EQUITY FUND
                     SCHRODER U.S. DIVERSIFIED GROWTH FUND

                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS

                                 APRIL 30, 2000

                                  (UNAUDITED)

                     SHARES                                                                               VALUE
------------------------------------------------                                        ------------------------------------------
        LARGE              U.S.                                                             LARGE           U.S.
   CAPITALIZATION       DIVERSIFIED   PRO FORMA                                         CAPITALIZATION   DIVERSIFIED    PRO FORMA
       EQUITY             GROWTH      COMBINING                                             EQUITY         GROWTH       COMBINING
---------------------   -----------   ----------   -----------------------------------  --------------   -----------   -----------
                                                   FINANCIAL SERVICES--11.4%
             --              4,000         4,000   Allmerica Financial                   $        --     $   216,500   $   216,500
         13,507                 --        13,507   American International Group            1,481,549              --     1,481,549
         25,500              4,500        30,000   Capital One Financial                   1,115,625         196,875     1,312,500
         27,200                 --            --   Citigroup                               1,616,700              --     1,616,700
         26,200                 --            --   Federal National Mortgage               1,580,188              --     1,580,188
                                                     Association
         43,100                 --            --   Fleetboston Financial                   1,527,356              --     1,527,356
             --              4,000         4,000   MGIC Investment                                --         191,250       191,250
             --              2,200         2,200   Old Kent Financial                             --          66,275        66,275
             --              5,300         5,300   Unionbancal                                    --         146,744       146,744
                                                                                        --------------   -----------   -----------
                                                                                             7,321,418       817,644     8,139,062
                                                                                        --------------   -----------   -----------
                                                   HEALTH CARE--7.9%
         27,100                 --        27,100   Bristol Myers Squibb                    1,421,056              --     1,421,056
         26,000                 --        26,000   Medtronic                               1,350,375              --     1,350,375
         28,600                 --        28,600   Schering Plough                         1,152,938              --     1,152,938
         14,700                 --        14,700   Warner Lambert                          1,673,044              --     1,673,044
                                                                                        --------------   -----------   -----------
                                                                                             5,597,413            --     5,597,413
                                                                                        --------------   -----------   -----------
                                                   TECHNOLOGY--6.5%
             --              8,200         8,200   Analog Devices                                 --         629,863       629,863
             --             15,500        15,500   ARM Holdings                                   --         492,125       492,125
             --             12,600        12,600   Atmel                                          --         616,613       616,613
             --              7,600         7,600   Celestica                                      --         414,675       414,675
             --              8,600         8,600   Concord EFS                                    --         192,425       192,425
             --              7,600         7,600   Fiserv                                         --         349,125       349,125
             --              3,000         3,000   Lexmark International Group                    --         354,000       354,000
             --              8,850         8,850   Symbol Technologies                            --         493,388       493,388
             --              6,000         6,000   Teradyne                                       --         660,000       660,000
             --              4,400         4,400   Waters                                         --         416,900       416,900
                                                                                        --------------   -----------   -----------
                                                                                                    --     4,619,114     4,619,114
                                                                                        --------------   -----------   -----------
                                                   TELECOMMUNICATIONS--8.4%
             --              9,600         9,600   ADC Telecommunications                         --         583,200       583,200
         27,600                 --        27,600   AT&T                                      878,025              --       878,025
         28,400                 --        28,400   GTE                                     1,924,100              --     1,924,100
         27,200                 --        27,200   MCI Worldcom                            1,235,900              --     1,235,900
         17,000                 --        17,000   U.S. West                               1,210,188              --     1,210,188
             --              2,600         2,600   United States Cellular                         --         156,163       156,163
                                                                                        --------------   -----------   -----------
                                                                                             5,248,213       739,363     5,987,576
                                                                                        --------------   -----------   -----------

The accompanying notes are an integral part of the pro forma combining financial statements.

                   SCHRODER LARGE CAPITALIZATION EQUITY FUND
                     SCHRODER U.S. DIVERSIFIED GROWTH FUND

                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS

                                 APRIL 30, 2000

                                  (UNAUDITED)

                     SHARES                                                                               VALUE
------------------------------------------------                                        ------------------------------------------
        LARGE              U.S.                                                             LARGE           U.S.
   CAPITALIZATION       DIVERSIFIED   PRO FORMA                                         CAPITALIZATION   DIVERSIFIED    PRO FORMA
       EQUITY             GROWTH      COMBINING                                             EQUITY         GROWTH       COMBINING
---------------------   -----------   ----------   -----------------------------------  --------------   -----------   -----------
                                                   TRANSPORTATION--1.1%
             --              7,800         7,800   Canadian National Railway             $        --     $   218,888   $   218,888
             --              9,900         9,900   Canadian Pacific                               --         235,744       235,744
             --              5,000         5,000   Kansas City Southern Industries                --         359,375       359,375
                                                                                        --------------   -----------   -----------
                                                                                                    --       814,007       814,007
                                                                                        --------------   -----------   -----------
                                                   UTILITIES--1.5%
         25,100                 --        25,100   PECO Energy                             1,046,356              --     1,046,356
                                                                                         -----------     -----------   -----------
                                                   TOTAL COMMON STOCKS
                                                     (cost $49,728,703, $11,718,699,
                                                     and $61,447,402, respectively)       54,092,541      15,536,947    69,629,488
                                                                                         -----------     -----------   -----------
                                                   SHORT TERM INVESTMENTS--3.7%
      2,154,713            501,587     2,656,300   SSgA U.S. Government                    2,154,713         501,587     2,656,300
                                                                                        --------------   -----------   -----------
                                                   Money Market Fund (cost $2,154,713,
                                                     $501,587, and $2,656,300,
                                                     respectively)

                                                   TOTAL MARKET VALUE--101.4%
                                                     (COST $51,883,416, $12,220,286,
                                                     AND $64,103,702, RESPECTIVELY)       56,247,254      16,038,534    72,285,788
                                                   OTHER ASSETS LESS                        (944,209)        (78,155)   (1,022,364)
                                                     LIABILITIES--(1.4%)
                                                                                        --------------   -----------   -----------
                                                   TOTAL NET ASSETS--100.0%              $55,303,045     $15,960,379   $71,263,424
                                                                                        ==============   ===========   ===========

The accompanying notes are an integral part of the pro forma combining financial statements.

                   SCHRODER LARGE CAPITALIZATION EQUITY FUND
                     SCHRODER U.S. DIVERSIFIED GROWTH FUND
            PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                                 APRIL 30, 2000

                                  (UNAUDITED)

                                                         LARGE CAPITALIZATION   U.S. DIVERSIFIED    PRO FORMA
                                                             EQUITY FUND          GROWTH FUND       COMBINING
                                                         --------------------   ----------------   ------------
ASSETS
Investments in securities, at value....................      $56,247,254          $16,038,534      $72,285,788
Dividends receivable...................................           35,050                1,860           36,910
Interest receivable....................................            5,963                2,452            8,415
Receivable for Fund shares sold........................            5,242               13,366           18,608
Prepaid expenses.......................................            2,180                  112            2,292
Due from Investment Adviser............................            1,696                2,984            1,696
                                                             -----------          -----------      -----------
  Total Assets.........................................       56,297,385           16,059,308       72,353,709
                                                             -----------          -----------      -----------

LIABILITIES
Payable for securities purchased.......................          843,733                   --          843,733
Payable for Fund shares redeemed.......................           48,924               40,744           89,668
Advisory fee payable...................................           22,925                8,556           31,481
Accrued expenses and other liabilities.................           78,758               49,629          125,403
                                                             -----------          -----------      -----------
  Total Liabilities....................................          994,340               98,929        1,090,285
                                                             -----------          -----------      -----------
NET ASSETS.............................................      $55,303,045          $15,960,379      $71,263,424
                                                             ===========          ===========      ===========
NET ASSETS
Capital paid-in........................................      $42,970,263          $10,256,518      $53,226,781
Undistributed (distributions in excess of) net
  investment income....................................            3,700              (61,161)         (57,461)
Accumulated net realized gain on investments...........        7,965,244            1,946,774        9,912,018
Net unrealized appreciation of investments.............        4,363,838            3,818,248        8,182,086
                                                             -----------          -----------      -----------
Net Assets.............................................      $55,303,045          $15,960,379      $71,263,424
                                                             ===========          ===========      ===========
Investor Shares:
  Net Assets...........................................      $55,292,434          $15,960,379      $71,263,424
  Net asset value, offering and redemption price per
    share..............................................      $     13.59          $      7.33      $      7.33
  Total shares outstanding at end of period............        4,067,645            2,178,773        9,723,527
Advisor Shares:
  Net Assets...........................................      $    10,611                   --               --
  Net asset value, offering and redemption price per
    share..............................................      $     13.55                   --               --
Total shares outstanding at end of period..............              783                   --               --
Cost of securities.....................................      $51,883,416          $12,220,286      $64,103,702

--------------------------

The accompanying notes are an integral part of the pro forma combining financial statements.

                   SCHRODER LARGE CAPITALIZATION EQUITY FUND
                     SCHRODER U.S. DIVERSIFIED GROWTH FUND
                  PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                   FOR THE TWELVE MONTHS ENDED APRIL 30, 2000

                                  (UNAUDITED)

                                                            U.S.
                                LARGE CAPITALIZATION     DIVERSIFIED                      PRO FORMA
                                    EQUITY FUND          GROWTH FUND     ADJUSTMENTS      COMBINING
                                --------------------     -----------     -----------     -----------
INVESTMENT INCOME
Dividend income...............       $   602,710         $   81,753       $      --      $   684,463
Interest income...............            53,774              8,281              --           62,055
Foreign taxes.................                --               (953)             --             (953)
                                     -----------         ----------       ---------      -----------
    Total Investment Income...           656,484             89,081              --          745,565
                                     -----------         ----------       ---------      -----------
Expenses
  Investment advisory fees....           491,182            108,834          (1,206)(a)      598,810
  Shareholder servicing
    fees......................               105                 --            (105)(b)           --
  Administrative fees.........            67,898                 --         (67,898)(b)           --
  Subadministration Fees......                --             14,634          64,147 (a)       78,781
  Custodian fees..............            50,873             50,785         (50,873)(b)       50,785
  Audit fees..................            18,752             23,183         (18,752)(b)       23,183
  Legal fees..................            22,121             21,062         (22,121)(b)       21,062
  Trustees fees...............             9,908              2,426          (1,152)(b)       11,182
  Transfer agent fees.........            94,307             24,857         (89,307)(b)       29,857
  Printing expenses...........            10,016             12,459          (4,634)(b)       17,841
  Registration fees...........            20,989             17,447         (19,352)(b)       19,084
  Other.......................             8,847              1,114          (3,024)(b)        6,937
                                     -----------         ----------       ---------      -----------
    Total Expenses............           794,998            276,801        (214,277)         857,522
                                     -----------         ----------       ---------      -----------
  Expenses borne by Investment
    Adviser...................           (21,843)           (46,218)         68,061 (c)           --
  Expenses waived.............          (162,747)           (13,122)        (23,734)(c)     (199,603)
                                     -----------         ----------       ---------      -----------
    Net Expenses..............           610,408            217,461        (169,950)         657,919
                                     -----------         ----------       ---------      -----------
NET INVESTMENT INCOME.........            46,076           (128,380)        169,950           87,646
                                     -----------         ----------       ---------      -----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY
  TRANSACTIONS:
  Net realized gain on
    investments sold..........        10,077,702          3,627,997              --       13,705,699
  Net realized gain foreign
    currency transactions.....                --                 22              --               22
                                     -----------         ----------       ---------      -----------
  Net realized loss on
    investments and foreign
    currency transactions.....        10,077,702          3,628,019              --       13,705,721
                                     -----------         ----------       ---------      -----------
  Change in net unrealized
    appreciation on
    investments...............        (6,412,602)           604,087              --       (5,808,515)
                                     -----------         ----------       ---------      -----------
  Net gain (loss).............         3,665,100          4,232,106              --        7,897,206
                                     -----------         ----------       ---------      -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...       $ 3,711,176         $4,103,726       $ 169,950      $ 7,984,852
                                     ===========         ==========       =========      ===========

--------------------------

(a) Reflects adjustment to the Acquiring Fund contractual fee obligation.

(b) Adjustment reflects expected savings when the two Funds become one.

(c) Reflects adjustment to the level of the Acquiring Fund's expense limitation.

The accompanying notes are an integral part of the pro forma combining financial statements.

SCHRODER LARGE CAPITALIZATION EQUITY FUND
SCHRODER U.S. DIVERSIFIED GROWTH FUND
NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
APRIL 30, 2000
(UNAUDITED)

NOTE 1. BASIS OF PRO FORMA PRESENTATION

The unaudited Pro Forma Combining Schedule of Investments and Statements of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of April 30, 2000 and the unaudited Pro Forma Combining Statements of Operations for the twelve month period ended April 30, 2000 assumes the exchange occurred as of May 1, 1999. These statements have been derived from books and records utilized in calculating the daily net asset value of each Fund at April 30, 2000 and for the twelve month period then ended.

The pro forma combining financial statements and the accompanying Pro Forma Schedule of Investments give effect to the proposed Agreement and Plan of Reorganization between Schroder Large Capitalization Equity Fund and Schroder U.S. Diversified Growth Fund and the consummation of the transactions contemplated therein to be accounted for as a tax-free reorganization of investment companies. The Agreement and Plan of Reorganization would be accomplished by an exchange of Investor Shares of Schroder U.S. Diversified Growth Fund for the net assets of Schroder Large Capitalization Equity Fund and the distribution of Investor Shares of Schroder U.S. Diversified Growth Fund to Schroder Large Capitalization Equity Fund shareholders. If the Agreement and Plan Reorganization were to have taken place at April 30, 2000, Schroder Large Capitalization Equity Fund shareholders would have received 7,544,754 shares of Schroder U.S. Diversified Growth Fund Investor Shares.

The unaudited pro forma combining financial statements should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

The Schroder Large Capitalization Equity Fund's Advisor Shares will be converted to Investor Shares as of June 23, 2000.

NOTE 2. PRO FORMA ADJUSTMENTS

Pro forma adjustments have been made to reflect the contractual expenses of the combined entities and adjustments from expected savings when the two Funds become one.

                                    PART C
ITEM 15. INDEMNIFICATION.

     Section 10.02 of the Registrant's Trust Instrument reads as follows:

     "(a) Subject to the exceptions and limitations contained in subsection 10.02(b): "(i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; "(ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     "(b) No indemnification shall be provided hereunder to a Covered Person:
"(i) who shall have been adjudicated by a court or body before which the proceeding was brought: (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office; or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or "(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

     "(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

     "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Subsection 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this
Section 10.02."

ITEM 16. EXHIBITS.

     (1) Trust Instrument of Registrant Amended and Restated as of March 13, 1998 (see Note 1).

     (2) Bylaws of Registrant dated September 8, 1995 (see Note 2).

     (3) Not Applicable.

     (4) Form of Agreement and Plan of Reorganization--filed as Appendix A to Part A hereof.

     (5) See the following Articles and Sections in the Trust Instrument filed as Exhibit (a): Article II, Sections 2.03, 2.04, 2.06, 2.08, 2.09, 2.10, 2.11; Article III, Section 3.08; Article VII; Article IX; and Article X, Section 10.03.

     (6) Form of Amended and Restated Investment Advisory Agreement between the Trust and SIM N.A. dated as of September 15, 1999, with respect to Schroder U.S. Diversified Growth Fund (see Note 7).

     (7) Form of Distribution Agreement between the Trust and Schroder Fund Advisors Inc. dated as of September 15, 1999 (see Note 6).

     (8) Not Applicable.

     (9) Custodian Contract between the Trust and State Street Bank and Trust Company dated as of May 31, 1999 (see Note 5).

     (10) Distribution Plan with respect to Advisor Shares (see Note 3).

          (b) Multiclass (Rule 18f-3) Plan adopted by Trust (see Note 4).

     (11) (a) Form of Opinion of Ropes & Gray (To be filed by amendment)

          (b) Form of Opinion of Special Counsel (To be filed by amendment)

     (12) Form of Tax Opinion of Ropes & Gray (To be filed by amendment)

     (13) (a) Administration Agreement between the Trust and Schroder Fund Advisors Inc. (see Note 7).

          (b) Sub-administration Agreement among Schroder Fund Advisors, Inc., the Trust, Schroder Capital Funds, Schroder Series Trust II and State Street Bank and Trust Company dated as of June 1, 1999 (see
              Note 5).

          (c) Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company dated as of May 28, 1999 (see
              Note 5).

     (14) (a) Consent of PricewaterhouseCoopers LLP for Schroder U.S. Diversified Growth Fund is filed herewith.

          (b) Consent of Arthur Anderson LLP for Schroder Large Capitalization Equity Fund is filed herewith.

     (15) No financial statements were omitted.

     (16) Power of Attorney for Peter E. Guernsey, Sharon L. Haugh, John I. Howell, Peter S. Knight, Alan M. Mandel, William L. Means, Clarence F. Michalis, Alexandra Poe, Hermann C. Schwab is filed herewith.

     Notes:

     1. Exhibit incorporated by reference to Post-Effective Amendment No. 68 to the Trust's Registration Statement on Form N-1A filed via EDGAR on September 30, 1998, accession number 0001004402-98-000531.

     2. Exhibit incorporated by reference to Post-Effective Amendment No. 61 to the Trust's Registration Statement on Form N-1A filed via EDGAR on April 18, 1997, accession number 0000912057-97-013527.

     3. Exhibit incorporated by reference to Post-Effective Amendment No. 63 to the Trust's Registration Statement on Form N-1A filed via EDGAR on July 18, 1997, accession number 001004402-97-000035.

     4. Exhibit incorporated by reference to Post-Effective Amendment No. 65 to the Trust's Registration Statement on Form N-1A filed via EDGAR on January 27, 1998, accession number 0001004402-98-000053.

     5. Exhibit incorporated by reference to Post-Effective Amendment No. 74 to the Trust's Registration Statement on Form N-1A filed via EDGAR on July 12, 1999, accession number 0001047469-99-027251.

     6. Exhibit incorporated by reference to Post-Effective Amendment No. 75 to the Trust's Registration Statement on Form N-1A filed via EDGAR on September 30, 1999, accession number 0001047469-99-037395.

     7. Exhibit incorporated by reference to Post-Effective Amendment No. 76 to the Trust's Registration Statement on Form N-1A filed via EDGAR on February 29, 2000, accession number 0000912057-00-009074.

ITEM 17. UNDERTAKINGS

(1) The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The Registrant agrees that every prospectus that is filed under paragraph
    (1) above will be filed as a part of an amendment of the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Acts of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed mergers described in this Registration Statement within a reasonable time after receipt of such opinion or ruling.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on this 2nd day of June, 2000.

                                    SCHRODER CAPITAL FUNDS (DELAWARE)


                                    By:       *
                                       ------------------------
                                       Name:  Alexandra Poe
                                       Title: President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on this ____ day of May, 2000.

     Signature                            Title
     ---------                            -----

       *                                  Trustee and Chairman
-----------------------                   of the Trust
Sharon L. Haugh

                                          Trustee
-----------------------
David N. Dinkins

       *                                  Trustee
-----------------------
Peter E. Guernsey

       *                                  Trustee
-----------------------
John I. Howell

       *                                  Trustee
-----------------------
Peter S. Knight

                                          Trustee
-----------------------
Catherine A. Mazza

       *                                  Trustee
-----------------------
William L. Means

       *                                  Trustee
-----------------------
Clarence F. Michalis

       *                                  Trustee
-----------------------
Hermann C. Schwab

       *                                  President of the Trust
-----------------------
Alexandra Poe

/s/ Alan M. Mandel                        Treasurer and Principal
-----------------------                   Financial and Accounting
Alan M. Mandel                            Officer of the Trust



                                  * By: /s/ Carin F. Muhlbaum
                                       ------------------------
                                       Carin F. Muhlbaum
                                       Attorney-In-Fact

Exhibit Index

14(a) Consent of PricewaterhouseCoopers LLP

14(b) Consent of Arthur Andersen LLP

16    Power of Attorney